Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Detail) $ in Thousands	Jun. 30, 2018 USD ($)
Debt Instrument, Redemption [Line Items]
Remainder of 2018	$ 41,362
2019	71,903
2020	61,083
2021	61,683
2022	46,347
2023 and thereafter	62,341
Total	344,719
Balloon Repayment [Member]
Debt Instrument, Redemption [Line Items]
Remainder of 2018	18,427
2019	284,678
2021	70,811
2022	236,509
2023 and thereafter	161,901
Total	$ 772,326